Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial risk management [Line Items]
Bank borrowings	$ 83,760	$ 164,780
Unsecured obligations	1,598,730	1,321,640
Subtotal	69,170	163,568
Hedging liabilities	50,430	9,140
Derivative financial instruments	160	800
Subtotal	50,590	9,940
Trade accounts payable and other accounts payable	163,751	196,280
Total	1,733,080	1,496,360
LaterThanOneYear [Member]
Financial risk management [Line Items]
Bank borrowings	4,100	164,780
Unsecured obligations	61,370	47,450
Subtotal	65,470	212,230
Hedging liabilities	5,520	37,010
Derivative financial instruments	160	800
Subtotal	5,680	37,810
Trade accounts payable and other accounts payable	163,170	196,180
Total	234,320	446,220
Later than one year and not later than five years [member]
Financial risk management [Line Items]
Bank borrowings	79,660	0
Unsecured obligations	823,760	522,520
Subtotal	903,420	522,520
Hedging liabilities	15,640	(9,510)
Derivative financial instruments	0	0
Subtotal	15,640	(9,510)
Trade accounts payable and other accounts payable	580	100
Total	919,640	513,110
Later than five years [member]
Financial risk management [Line Items]
Bank borrowings	0	0
Unsecured obligations	713,600	751,670
Subtotal	713,600	751,670
Hedging liabilities	29,270	(18,360)
Derivative financial instruments	0	0
Subtotal	29,270	(18,360)
Trade accounts payable and other accounts payable	0	0
Total	742,870	733,310
Gross carrying amount [member]
Financial risk management [Line Items]
Bank borrowings	70,250	163,570
Unsecured obligations	1,273,070	1,054,890
Subtotal	1,343,320	1,218,460
Hedging liabilities	(14,340)	2,838,000
Derivative financial instruments	160	80,000
Subtotal	(14,180)	2,918,000
Trade accounts payable and other accounts payable	163,750	19,628,000
Total	$ 1,492,890	$ 1,247,640